COMMITMENTS AND CONTINGENCIES (Details Narrative) - EUR (€)	1 Months Ended		12 Months Ended
	Nov. 19, 2020	Nov. 17, 2020	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Underwriting discount per unit			€ 0.20
Underwriting cash discount			€ 2,500,000
Percentage of gross proceeds			3.50%
Shares acquired			996,069
Forward Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Issauance of share value	€ 25,000,000	€ 25,000,000
Price per share	€ 10.00	€ 10.00
D D 3 Capital [Member]
IfrsStatementLineItems [Line Items]
Issauance of share value			€ 5,000,000
Price per share			€ 10.00
Class A Common Stock [Member] | Forward Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Aggregate of shares	2,500,000	2,500,000
Class A Common Stock [Member] | D D 3 Capital [Member]
IfrsStatementLineItems [Line Items]
Aggregate of shares			500,000